Long-Term Investments	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-Term Investments
4.	LONG-TERM INVESTMENTS

	As of December 31,
	2020	2021
	RMB	RMB

Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	78,382	73,235
Hangzhou Aqua Ventures Investment Management L.P. (ii)	63,093	52,080
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	36,702	39,155
Others (vi)	38,694	37,928
Equity securities without readily determinable fair values
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	30,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Haining Yijiayi Culture Co., Ltd. (iv)	25,000	25,000
58 Daojia Ltd. (iv)	—	300,000
Others (vi)	113,125	77,125
Fair value option investment
AEZ Capital Feeder Fund (v)	—	115,483

	454,996	820,006

The Group performed impairment analysis for equity method investments and equity securities without readily determinable fair values periodically. Impairment losses of RMB15,711, RMB10,500 and RMB18,000 were recorded for long-term investments under “other gain or loss, net” in the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021, respectively.
(i)
On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2020 and 2021. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB8,977, RMB4,964 and RMB(5,147) during the years
ended December 31, 2019, 2020 and 2021, respectively.

(ii)
On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB1,415, RMB(42,458) and RMB(11,013) for the years ended December 31, 2019, 2020 and 2021, respectively. The Group received distribution from Aqua of RMB1,153 during the year ended December 31, 2020.

(iii)
On
September 12,

2018
, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in
Ch
engdu
T
ianfu
Q
i
anshi Eq
uity
 Investment
P
artnership
L.P. (“
Tianfu
”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000
, wh
ich had been fully
pai
d as of December 31
, 2020
. The Group recognized its share of partnership profit or (loss) in
T
ian
fu
 of RMB(2,121), RMB237 and RMB2,453
 d
uring
the years ended December 31, 2019, 2020 and 2021, respectively.

(iv)
The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million The transaction was completed in April 2021. As the investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There has been no orderly transactions for the identical or a similar investment of the same issuer noted during the year ended December 31, 2021.

(v)
In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of
 RMB114,707. The Group elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB779 was
 recognized during the year ended December 31, 2021.

(vi)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.